Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 99.07%
ASSET-BACKED SECURITIES — 4.35%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
6.25% 12/27/44
1,2
$ 411,288 $ 405,198
AIG CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.86% 10/25/33
1,2,3
2,100,000 2,057,622
Allegro CLO VI Ltd.,
Series 2017-2A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
6.76% 01/17/31
1,2,3
1,750,000 1,710,957
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
6.26% 10/27/36
2
795,967 791,805
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 10/25/34
1,2,3
2,000,000 1,963,912
CIT Education Loan Trust,
Series 2007-1, Class A
(SOFR90A plus 0.35%)
5.33% 03/25/42
1,2
143,654 138,911
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.46% 03/15/52
1,4
550,976 11,967
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
6.16% 04/15/29
1,2,3
1,495,997 1,483,670
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
181,235 176,208
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
328,529 295,135
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
587,345 506,387
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
6.29% 10/20/27
1,2,3
213,427 213,181
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
5.66% 06/25/31
2
425,311 410,552
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
5.77% 03/25/83
2
$ 1,212,785 $ 1,181,308
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
5.77% 03/25/83
2
1,095,202 1,057,010
Navient Student Loan Trust,
Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
6.65% 06/25/65
1,2
1,353,413 1,357,200
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
6.10% 11/25/48
1,2
1,316,980 1,311,712
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
6.42% 07/15/34
1,2,3
2,140,000 2,107,793
OCP CLO Ltd.,
Series 2020-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.40% 10/20/34
1,2,3
1,750,000 1,721,485
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
6.42% 07/15/36
1,2,3
2,000,000 1,959,150
Progress Residential Trust,
Series 2021-SFR8, Class D
2.08% 10/17/38
1
1,150,000 986,134
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
6.33% 04/20/34
1,2,3
1,875,000 1,837,200
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.86% 10/15/32
1,2,3
2,100,000 2,055,102
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
6.48% 08/20/32
1,2,3
2,000,000 1,968,740
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
1,998,494 1,759,198
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
5.61% 08/15/31
2
83,928 71,318

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
7.15% 12/15/32
2
$ 151,524 $ 151,337
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
5.73% 07/25/39
2
107,153 99,304
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
5.42% 01/25/41
2
754,575 718,523
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 01/25/83
2
185,000 174,189
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 04/26/83
2
185,000 171,385
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 04/25/73
2
185,000 176,192
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/25/73
2
2,235,000 2,180,687
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
6.36% 07/25/23
2
1,347,835 1,325,354
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
2
185,000 175,241
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
2
185,000 171,205
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
5.90% 01/25/45
1,2
2,059,613 1,984,143
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
6.35% 10/25/34
2
325,671 324,440
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
5.80% 05/26/26
2
468,163 443,445
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
407,113 409,478
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
$ 450,000 $ 415,816
Velocity Commercial Capital Loan Trust,
Series 2019-1, Class A
3.76% 03/25/49
1,4
1,817,228 1,680,096
Total Asset-Backed Securities
(Cost $41,693,122) 40,139,690
BANK LOANS — 1.19%*
Communications — 0.09%
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
6.80% 02/01/27
2
96,491 96,028
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.69% 04/15/27
2
97,481 85,444
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.62% 05/01/28
2
46,524 45,209
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.95% 04/11/25
2
133,720 133,841
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.31% 03/31/31
2
150,000 148,928
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.19% 03/09/27
2
400,395 315,711
(SOFR plus 4.25%)
9.35% 03/09/27
2
63,153 50,326
875,487
Consumer Discretionary — 0.05%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.32% 04/05/28
2
53,970 35,620
Hilton Worldwide Finance LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
6.94% 06/22/26
2
36,228 36,241
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.45% - 8.59% 01/24/29
2,3
188,468 176,004
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
57,817 46,441

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.90% 07/31/28
2
$ 72,005 $ 70,781
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.00% 10/01/26
2
84,282 83,967
449,054
Entertainment — 0.10%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.05% 01/15/30
2
11,946 11,963
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 10.10%)
15.19% - 15.24% 09/07/23
2,3
255,382 258,468
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.01% 08/01/27
2
618,059 607,630
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.95% 05/16/25
2
62,646 62,601
940,662
Finance — 0.06%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.59% 06/22/28
2
52,744 52,781
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.99% 04/09/27
2
129,524 126,032
Delos Finance SARL,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 1.75%)
7.26% 10/06/23
2,3
47,354 47,384
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.38% 10/23/28
2
98,750 97,731
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
7.54% 11/06/28
2
275,000 275,369
599,297
Food — 0.04%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.97% 10/01/25
2
14,712 13,598
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
Froneri U.S., Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
7.44% 01/29/27
2
$ 41,601 $ 41,440
H-Food Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
9.27% 05/23/25
2
24,318 21,475
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
7.47% 08/03/25
2
97,523 97,654
(SOFR plus 2.50%)
7.64% 06/21/30
2
162,900 162,799
336,966
Gaming — 0.05%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.13% 01/26/29
2
59,806 59,139
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
2
47,005 46,912
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.25% 04/13/29
2,3
316,058 316,132
422,183
Health Care — 0.14%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.35%)
7.48% 11/08/27
2
187,019 187,175
Bausch + Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.59% 05/10/27
2
90,316 87,832
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.00%)
7.24% 12/30/26
2
26,370 26,377
Horizon Therapeutics USA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
7.06% 05/22/26
2
100,000 99,982
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.84% 03/15/28
2
208,577 208,224
ICON Luxembourg SARL,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.75% 07/03/28
2,3
84,399 84,505

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.76% 05/05/28
2
$ 365,505 $ 365,407
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.98% 02/01/28
2
184,242 181,380
PRA Health Sciences, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.51%)
7.58% 07/03/28
2
21,028 21,054
1,261,936
Industrials — 0.16%
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.18% 10/16/28
2
49,762 43,432
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.91% 05/14/29
2
19,114 19,150
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.51% 07/01/26
2
870,227 870,236
DIRECTV Financing LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.18% 08/02/27
2
302,707 296,610
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.45% 10/21/28
2
29,086 29,118
II-VI, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% 07/02/29
2
32,699 32,689
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.05% 03/20/25
2
14,712 13,640
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.49% 08/24/28
2
155,548 155,639
1,460,514
Information Technology — 0.30%
AppLovin Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.45% 08/15/25
2
199,739 199,911
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Arches Buyer, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.48% 12/06/27
2
$ 52,076 $ 50,351
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.25% 02/15/29
2,3,7
34,179 32,983
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.25%)
9.15% 07/06/29
2,3
226,495 226,125
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.85% - 7.99% 07/06/29
2
43,392 43,121
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% 10/01/27
2
197,468 194,753
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
7.29% 06/11/25
2
98,003 98,095
MH Sub I LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.35% 04/25/28
2
88,833 85,347
NCR Corp.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
7.78% 08/28/26
2
196,791 196,545
NortonLifeLock, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.75%)
7.05% 09/10/27
2
218,600 214,229
Open Text Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.74% 08/24/29
2
51,471 51,761
Term Loan, 1st Lien (Canada)
(LIBOR plus 1.75%)
7.25% 05/30/25
2,3
73,475 73,587
(SOFR plus 3.60%)
8.74% 01/31/30
2,3
92,662 93,184
Oracle Corp.,
Term Loan 1, 1st Lien
(SOFR plus 0.60%)
6.46% 08/16/27
2
556,429 553,647
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.94% 09/23/26
2
99,203 99,298

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.36%)
8.44% 08/31/28
2,3
$ 22,243 $ 21,807
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.19% 04/24/28
2
41,082 40,245
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
4.99% 04/07/30
2
77,468 76,663
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.04% 10/07/27
2
88,394 87,584
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.23% 03/03/28
2
227,653 196,513
SS&C Technologies Holdings, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.75%)
6.97% 04/16/25
2
124,658 124,679
2,760,428
Insurance — 0.05%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
8.67% 02/15/27
2
246,183 239,611
Asurion LLC,
Term Loan B7, 1st Lien
(LIBOR plus 3.00%)
7.84% 11/03/24
2
132,245 132,277
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
8.79% 12/23/26
2
60,351 58,254
430,142
Materials — 0.00%
Chemours Co. (The),
Term Loan B2, 1st Lien
(SOFR plus 1.85%)
6.98% 04/03/25
2
10,925 10,864
Retail — 0.06%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
10.00% 04/20/28
2
42,088 43,042
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.90% 03/15/28
2
81,540 81,000
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.36%)
8.47% 08/03/28
2
$ 467,875 $ 465,718
589,760
Services — 0.09%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
284,006 280,456
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.59% 06/22/29
2
19,589 19,246
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.42% 06/22/29
2
42,443 41,701
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.94% 12/15/28
2
95,544 94,379
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
8.93% 02/23/29
2
27,385 27,402
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.47% 12/01/28
2,3
187,378 187,153
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.20% 11/02/27
2
186,195 171,858
822,195
Transportation — 0.00%
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.56% 04/21/28
2
30,926 30,961
Total Bank Loans
(Cost $10,990,442) 10,990,449
CORPORATES — 29.53%*
Banking — 6.51%
Bank of America Corp.
2.30% 07/21/32
4
1,420,000 1,135,837
Bank of America Corp.
(GMTN)
3.59% 07/21/28
4
860,000 801,605
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
1,135,000 900,651
2.09% 06/14/29
4
2,355,000 2,013,166
2.55% 02/04/28
4
160,000 144,520

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.09% 10/01/25
4
$ 93,000 $ 89,491
3.82% 01/20/28
4
605,000 572,447
3.97% 03/05/29
4
1,540,000 1,441,702
Bank of America Corp.,
Series N
1.66% 03/11/27
4
3,725,000 3,346,881
Bank of New York Mellon Corp. (The)
(MTN)
3.44% 02/07/28
4
2,110,000 1,987,240
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
2,485,000 2,331,607
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
1,730,000 1,527,710
2.01% 09/22/28
3,4
2,425,000 2,080,384
2.21% 08/17/29
3,4
1,195,000 1,001,505
2.80% 05/24/32
3,4
720,000 583,776
4.76% 06/09/28
3,4
1,240,000 1,193,351
6.33% 03/09/44
3,4
150,000 155,911
ING Groep NV
(Netherlands)
4.02% 03/28/28
3,4
1,795,000 1,686,247
JPMorgan Chase & Co.
0.97% 06/23/25
4
755,000 716,809
1.58% 04/22/27
4
1,035,000 930,192
2.07% 06/01/29
4
30,000 25,758
4.01% 04/23/29
4
3,055,000 2,879,278
Lloyds Banking Group PLC
(United Kingdom)
3.57% 11/07/28
3,4
915,000 830,022
4.72% 08/11/26
3,4
1,036,000 1,006,383
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
1,760,000 1,651,184
1.34% 01/12/27
1,3,4
1,660,000 1,478,399
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
385,000 378,169
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
4
590,000 566,212
5.58% 06/12/29
4
460,000 458,167
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
3,460,000 3,314,084
1.67% 06/14/27
3,4
435,000 376,945
2.47% 01/11/28
3,4
1,245,000 1,088,681
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
330,000 328,257
U.S. Bancorp
4.84% 02/01/34
4
500,000 468,772
5.84% 06/12/34
4
530,000 534,092
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
3,425,000 2,998,416
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.59% 09/11/25
1,3,4
$ 315,000 $ 300,180
2.88% 04/02/32
3,4
400,000 381,091
3.09% 05/14/32
1,3,4
880,000 712,566
3.87% 01/12/29
1,3,4
145,000 130,824
4.19% 04/01/31
1,3,4
5,345,000 4,760,151
4.28% 01/09/28
1,3
1,715,000 1,586,375
7.75% 03/01/29
3,4
525,000 635,613
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
305,000 287,367
2.39% 06/02/28
4
5,445,000 4,856,045
3.35% 03/02/33
4
2,195,000 1,882,102
3.53% 03/24/28
4
1,140,000 1,066,333
4.90% 07/25/33
4
495,000 475,078
60,097,576
Communications — 2.23%
Cable One, Inc.
4.00% 11/15/30
1
1,000,000 785,000
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 825,000 624,820
2.80% 04/01/31 1,825,000 1,473,194
Cox Communications, Inc.
2.60% 06/15/31
1
705,000 575,791
CSC Holdings LLC
4.50% 11/15/31
1
500,000 349,078
5.38% 02/01/28
1
275,000 221,375
6.50% 02/01/29
1
924,000 747,873
7.50% 04/01/28
1
90,000 51,436
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1,8,9
462,000 15,881
Fox Corp.
3.50% 04/08/30 1,500,000 1,346,873
Frontier Communications Holdings LLC
8.63% 03/15/31
1
900,000 871,549
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
925,000 839,980
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
2,108,000 1,917,194
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6,8,9
1,003,000 —
9.75% 07/15/25
†,1,3,5,6,8,9
585,000 —
Meta Platforms, Inc.
4.95% 05/15/33 843,000 842,519
Netflix, Inc.
4.63% 05/15/29 720,000 796,290
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
1
95,000 84,075
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
750,000 558,552

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Sprint Capital Corp.
8.75% 03/15/32 $ 745,000 $ 901,243
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
79,625 78,612
5.15% 03/20/28
1
1,695,750 1,678,307
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
1,210,000 1,029,859
T-Mobile USA, Inc.
2.25% 02/15/26 700,000 645,090
2.55% 02/15/31 740,000 615,327
3.75% 04/15/27 2,275,000 2,155,971
3.88% 04/15/30 800,000 737,492
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
300,000 242,572
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
500,000 421,795
20,607,748
Consumer Discretionary — 1.34%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
1,045,000 1,017,540
BAT Capital Corp.
2.73% 03/25/31 555,000 442,338
3.46% 09/06/29 1,570,000 1,361,307
3.56% 08/15/27 550,000 506,476
4.39% 08/15/37 830,000 664,588
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
330,000 296,862
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,000,000 966,984
6.13% 07/27/27
1,3
385,000 386,308
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
1,3
1,650,000 1,548,034
Reynolds American, Inc.
5.70% 08/15/35 940,000 886,774
Triton Water Holdings, Inc.
6.25% 04/01/29
1
500,000 430,150
WarnerMedia Holdings, Inc.
4.28% 03/15/32 4,320,000 3,833,583
12,340,944
Diversified REITs — 1.07%
American Tower Corp.
0.88% 05/21/29 515,000 458,177
1.00% 01/15/32 510,000 416,694
2.30% 09/15/31 1,230,000 979,946
2.70% 04/15/31 230,000 190,954
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
5.65% 03/15/33 $ 570,000 $ 581,062
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
375,000 327,268
Digital Dutch Finco BV
(Netherlands)
1.25% 02/01/31
3
1,185,000 966,828
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
245,000 185,960
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 30,000 26,136
4.00% 01/15/31 200,000 173,179
5.38% 04/15/26 848,000 830,882
5.75% 06/01/28 1,465,000 1,434,624
VICI Properties LP
4.95% 02/15/30 20,000 18,796
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
1,675,000 1,471,425
4.50% 01/15/28
1
605,000 556,491
4.63% 06/15/25
1
60,000 58,084
5.75% 02/01/27
1
540,000 530,504
Weyerhaeuser Co.
3.38% 03/09/33 810,000 697,494
9,904,504
Electric — 2.18%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
1,625,000 1,420,478
Appalachian Power Co.,
Series H
5.95% 05/15/33 350,000 352,897
Appalachian Power Co.,
Series X
3.30% 06/01/27 410,000 383,051
Arizona Public Service Co.
5.55% 08/01/33 975,000 977,529
Black Hills Corp.
5.95% 03/15/28 1,765,000 1,790,985
Duke Energy Corp.
2.65% 09/01/26 30,000 27,742
3.10% 06/15/28 1,030,000 1,061,451
4.30% 03/15/28 1,105,000 1,063,592
Eversource Energy
4.60% 07/01/27 1,295,000 1,265,453
5.13% 05/15/33 905,000 894,456
FirstEnergy Transmission LLC
2.87% 09/15/28
1
853,000 751,550
ITC Holdings Corp.
4.95% 09/22/27
1
2,190,000 2,164,172
5.40% 06/01/33
1
1,000,000 995,809
Jersey Central Power & Light Co.
4.70% 04/01/24
1
995,000 984,743
Metropolitan Edison Co.
4.00% 04/15/25

770,000 737,247

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
4.30% 01/15/29
1
$ 550,000 $ 521,616
Pennsylvania Electric Co.
5.15% 03/30/26
1
500,000 493,173
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,347,019
Southwestern Electric Power Co.
5.30% 04/01/33 1,030,000 1,020,634
TenneT Holding BV
(EMTN)
(Netherlands)
4.50% 10/28/34
3
1,565,000 1,819,637
20,073,234
Energy — 1.20%
Boston Gas Co.
3.76% 03/16/32
1
2,400,000 2,118,519
Enbridge, Inc.
(Canada)
5.70% 03/08/33
3
260,000 263,662
Energy Transfer LP
3.75% 05/15/30 315,000 284,352
4.95% 05/15/28 750,000 727,721
Energy Transfer Operating LP
5.25% 04/15/29 1,145,000 1,118,243
NiSource, Inc.
5.40% 06/30/33 1,400,000 1,405,643
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
2,452,000 1,793,149
6.35% 02/12/48
3
125,000 75,763
Piedmont Natural Gas Co., Inc.
5.40% 06/15/33 550,000 549,132
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 525,000 466,214
Rockies Express Pipeline LLC
4.80% 05/15/30
1
400,000 352,000
4.95% 07/15/29
1
1,000,000 920,988
Sabine Pass Liquefaction LLC
4.50% 05/15/30 292,000 277,856
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
1
825,000 721,555
11,074,797
Finance — 4.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
2,045,000 1,829,109
3.00% 10/29/28
3
1,000,000 868,288
3.30% 01/30/32
3
285,000 233,120
Air Lease Corp.
3.25% 03/01/25 820,000 782,292
3.25% 10/01/29 525,000 456,269
3.63% 12/01/27 355,000 323,945
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
1,558,000 1,315,235
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.88% 02/15/25
1,3
$ 1,160,000 $ 1,082,769
Capital One Financial Corp.
1.34% 12/06/24
4
2,090,000 2,035,536
Cboe Global Markets, Inc.
3.00% 03/16/32 820,000 704,502
Citigroup, Inc.
2.52% 11/03/32
4
3,285,000 2,644,261
2.56% 05/01/32
4
785,000 641,310
2.57% 06/03/31
4
1,305,000 1,089,362
2.98% 11/05/30
4
290,000 251,950
3.52% 10/27/28
4
1,505,000 1,398,990
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
1,009,588 979,964
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
1,3
457,000 458,375
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
840,000 825,892
1.22% 12/06/23 2,090,000 2,051,727
2.38% 07/21/32
4
490,000 392,808
2.65% 10/21/32
4
2,710,000 2,209,890
3.75% 02/25/26 20,000 19,207
3.81% 04/23/29
4
2,555,000 2,375,192
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25% 05/15/27 526,000 454,659
6.25% 05/15/26 300,000 273,656
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
300,000 259,033
JPMorgan Chase & Co.
0.56% 02/16/25
4
910,000 878,276
1.04% 02/04/27
4
1,465,000 1,306,005
1.56% 12/10/25
4
2,280,000 2,136,352
1.95% 02/04/32
4
890,000 709,424
Morgan Stanley
1.59% 05/04/27
4
1,250,000 1,119,387
2.48% 09/16/36
4
620,000 469,445
2.63% 02/18/26
4
860,000 816,559
2.95% 05/07/32
4
415,000 409,658
Morgan Stanley
(GMTN)
2.70% 01/22/31
4
1,570,000 1,339,159
Morgan Stanley
(MTN)
1.16% 10/21/25
4
4,790,000 4,478,984
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
700,000 629,417
4.36% 08/01/24
1,3,4
1,085,000 1,082,840
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
1,3
40,000 39,555
Safina Ltd.
(Cayman Islands)
2.00% 12/30/23

639,971 632,477

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Sandalwood 2013 LLC
2.90% 07/10/25 $ 711,289 $ 692,039
TIAA FSB Holdings, Inc.
5.75% 07/02/25 1,150,000 1,055,038
UBS Group AG
(Switzerland)
1.36% 01/30/27
1,3,4
1,000,000 876,793
Vonovia SE
(Georgia)
1.00% 06/16/33
3
300,000 222,963
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
100,000 106,698
44,958,410
Food — 0.44%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.00% 02/02/29
1,3
1,435,000 1,221,736
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance, Inc.
(Canada)
3.00% 05/15/32
1,3
1,185,000 913,013
Pilgrim's Pride Corp.
3.50% 03/01/32 925,000 737,822
5.88% 09/30/27
1
65,000 64,233
6.25% 07/01/33 580,000 564,968
Post Holdings, Inc.
5.75% 03/01/27
1
600,000 586,500
4,088,272
Health Care — 3.74%
AbbVie, Inc.
3.60% 05/14/25 1,152,000 1,114,033
3.85% 06/15/24 1,342,000 1,319,842
Aetna, Inc.
3.50% 11/15/24 1,250,000 1,211,464
Alcon Finance Corp.
2.75% 09/23/26
1
2,300,000 2,113,441
Amgen, Inc.
3.00% 02/22/29 500,000 451,748
5.25% 03/02/33 4,240,000 4,246,310
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
2,914,000 2,765,710
5.50% 08/15/25
1
1,100,000 1,079,043
Bayer U.S. Finance LLC
3.38% 10/08/24
1
1,020,000 987,884
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,411,944
Becton Dickinson & Co.
3.36% 06/06/24 589,000 576,630
Centene Corp.
3.00% 10/15/30 2,000,000 1,668,514
4.25% 12/15/27 445,000 416,480
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
CommonSpirit Health
2.78% 10/01/30 $ 1,650,000 $ 1,389,576
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 1,540,000 1,333,121
Fortrea Holdings, Inc.
7.50% 07/01/30
1
150,000 153,665
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
550,000 446,654
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
1,068,000 927,701
HCA, Inc.
4.13% 06/15/29 1,145,000 1,060,949
5.25% 04/15/25 865,000 854,432
5.88% 02/15/26 2,530,000 2,532,022
5.88% 02/01/29 1,000,000 1,004,403
7.05% 12/01/27 80,000 82,673
Humana, Inc.
1.35% 02/03/27 955,000 832,158
3.85% 10/01/24 860,000 840,262
IQVIA, Inc.
5.70% 05/15/28
1
1,725,000 1,710,225
Kevlar SpA
(Italy)
6.50% 09/01/29
1,3
700,000 600,250
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
800,000 593,056
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
355,000 293,763
Royalty Pharma PLC
(United Kingdom)
2.20% 09/02/30
3
675,000 543,362
34,561,315
Health Care REITs — 0.42%
Healthcare Reality Holdings LP
3.50% 08/01/26 225,000 207,128
Healthcare Realty Holdings LP
3.63% 01/15/28 911,000 807,300
3.88% 05/01/25 1,255,000 1,180,130
Physicians Realty LP
3.95% 01/15/28 1,223,000 1,119,351
4.30% 03/15/27 590,000 556,600
3,870,509
Hotel & Resort REITs — 0.07%
Host Hotels & Resorts LP,
Series H
3.38% 12/15/29 758,000 650,294
Industrial REITs — 0.16%
Prologis Euro Finance LLC
0.50% 02/16/32 625,000 498,341
0.63% 09/10/31 150,000 121,928

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrial REITs (continued)
Prologis Euro Finance LLC
(EMTN)
1.00% 02/08/29 $ 380,000 $ 345,306
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
555,000 473,699
1,439,274
Industrials — 1.01%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,950,000 1,845,342
Artera Services LLC
9.03% 12/04/25
1
227,000 198,958
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
630,000 613,035
Berry Global, Inc.
1.50% 01/15/27
1
690,000 676,089
1.65% 01/15/27 95,000 82,018
4.88% 07/15/26
1
1,055,000 1,015,068
Boeing Co. (The)
1.43% 02/04/24 1,300,000 1,265,791
Cellnex Finance Co. SA
(EMTN)
(Spain)
2.00% 09/15/32
3
700,000 602,700
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
5.71% 05/05/26
2
1,028,000 1,025,251
(LIBOR USD 3-Month plus 0.48%)
5.80% 08/15/36
2
1,115,000 981,843
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63% 05/09/28
3
230,000 212,887
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 392,732
TransDigm, Inc.
6.75% 08/15/28
1
425,000 427,937
9,339,651
Information Technology — 0.68%
Apple, Inc.
3.25% 02/23/26 20,000 19,268
Broadcom, Inc.
2.60% 02/15/33
1
1,017,000 793,484
NCR Corp.
5.13% 04/15/29
1
300,000 266,178
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
250,000 254,375
Oracle Corp.
2.30% 03/25/28 1,000,000 883,175
2.88% 03/25/31 1,955,000 1,668,211
2.95% 04/01/30 1,855,000 1,620,193
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
VMware, Inc.
1.00% 08/15/24 $ 815,000 $ 771,795
6,276,679
Insurance — 1.31%
Aon Corp.
4.50% 12/15/28 1,235,000 1,188,950
Athene Global Funding
1.99% 08/19/28
1
2,555,000 2,060,223
3.21% 03/08/27
1
530,000 474,870
Brown & Brown, Inc.
4.20% 03/17/32 1,330,000 1,197,937
Equitable Financial Life Global Funding
1.30% 07/12/26
1
1,190,000 1,038,514
Metropolitan Life Global Funding I
3.30% 03/21/29
1
1,200,000 1,081,914
4.30% 08/25/29
1
1,535,000 1,455,772
Nationwide Mutual Insurance Co.
7.84% 12/15/24
1,4
1,212,000 1,211,046
New York Life Global Funding
3.00% 01/10/28
1
50,000 46,170
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
3
1,385,000 1,337,387
Willis North America, Inc.
4.65% 06/15/27 1,025,000 996,820
12,089,603
Materials — 0.30%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
1
950,000 847,821
1.80% 09/25/26 120,000 117,911
2.30% 11/01/30
1
1,805,000 1,431,799
Valvoline, Inc.
3.63% 06/15/31
1
500,000 406,960
2,804,491
Office REITs — 0.20%
Hudson Pacific Properties LP
3.25% 01/15/30 310,000 196,913
3.95% 11/01/27 145,000 105,574
4.65% 04/01/29 1,315,000 929,192
Kilroy Realty LP
4.25% 08/15/29 721,000 619,061
1,850,740
Real Estate Investment Trust (REIT) — 0.17%
American Tower Corp.
5.25% 07/15/28 400,000 396,653
Annington Funding PLC
(EMTN)
(United Kingdom)
3.18% 07/12/29
3
100,000 101,493
Crown Castle, Inc.
5.10% 05/01/33 1,031,000 1,016,871

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Vonovia Finance BV
(Netherlands)
2.25% 04/07/30
3
$ 100,000 $ 90,024
1,605,041
Residential REITs — 0.19%
American Homes 4 Rent LP
3.63% 04/15/32 1,030,000 893,910
Invitation Homes Operating Partnership LP
2.00% 08/15/31 415,000 322,120
2.30% 11/15/28 69,000 58,855
2.70% 01/15/34 560,000 424,864
1,699,749
Retail — 0.33%
7-Eleven, Inc.
0.80% 02/10/24
1
1,565,000 1,517,129
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
227,000 193,518
FirstCash, Inc.
5.63% 01/01/30
1
415,000 375,338
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
405,000 327,633
Tractor Supply Co.
5.25% 05/15/33 640,000 635,144
3,048,762
Services — 0.16%
Global Payments, Inc.
4.88% 03/17/31 100,000 108,780
5.30% 08/15/29 1,240,000 1,212,379
Upbound Group, Inc.
6.38% 02/15/29
1
100,000 89,000
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
100,000 93,909
1,504,068
Specialized REITs — 0.65%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
560,000 496,107
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
325,000 266,356
1.63% 04/20/30
3
235,000 180,683
1.75% 03/12/29
3
415,000 337,524
CubeSmart LP
2.25% 12/15/28 185,000 156,340
3.00% 02/15/30 220,000 188,509
4.38% 02/15/29 673,000 631,522
Extra Space Storage LP
2.55% 06/01/31 163,000 132,175
3.90% 04/01/29 1,650,000 1,505,286
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
Life Storage LP
2.20% 10/15/30 $ 1,000,000 $ 801,227
3.88% 12/15/27 915,000 850,666
Public Storage
0.50% 09/09/30 575,000 486,594
6,032,989
Transportation — 0.30%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
490,000 460,728
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 321,526 322,102
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 229,661 227,365
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 218,195 207,514
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 1,500,000 1,529,275
2,746,984
Total Corporates
(Cost $286,556,592) 272,665,634
MORTGAGE-BACKED — 24.21%**
Non-Agency Commercial Mortgage-Backed — 2.91%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.10%)
6.29% 05/15/36
1,2,3
1,688,000 1,661,391
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
1,095,000 962,423
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(CME Term SOFR 1-Month plus 1.03%)
6.18% 10/15/36
1,2
1,940,218 1,929,052
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 321,348
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class D
(CME Term SOFR 1-Month plus 3.19%)
8.34% 03/15/35
1,2
1,550,000 1,527,129
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 575,559
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 3,250,000 3,035,935

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 $ 1,000,000 $ 931,081
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.22% 03/10/47
4
17,554,669 43,492
Credit Suisse Mortgage Capital Trust,
Series 2019-ICE4, Class E
(LIBOR USD 1-Month plus 2.15%)
7.34% 05/15/36
1,2
1,820,471 1,783,538
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 605,984
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3 month Euribor plus 1.15%)
4.53% 11/20/33
2,3
1,341,738 1,404,118
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.70%)
6.85% 12/15/36
1,2,3
2,380,000 2,278,188
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
760,000 654,863
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
765,000 644,059
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.69% 05/15/48
4
20,174,535 165,897
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
740,000 640,444
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class A
(Ireland)
(3 month Euribor plus 0.75%)
4.11% 08/17/33
1,2,3
2,338,773 2,444,649
Last Mile Securities PE 2021 DAC,
Series 2021-1A, Class A1
(Ireland)
(3 month Euribor plus 0.90%)
4.26% 08/17/31
1,2,3
2,172,553 2,284,716
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
520,000 388,000
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 779,396
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96% 01/15/32
1,4
560,000 535,797
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
$ 45,000 $ 29,196
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
6.82% 08/17/31
2,3
656,547 768,242
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.32% 02/15/48
4
30,354,416 431,631
26,826,128
Non-Agency Mortgage-Backed — 6.79%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(LIBOR USD 1-Month plus 1.02%)
6.17% 04/25/35
2
2,108,345 2,043,526
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(LIBOR USD 1-Month plus 0.66%)
5.81% 11/25/35
2
4,914,316 4,723,664
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
6.13% 12/25/34
2
317,259 289,802
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,488 3,423
Banc of America Funding Trust,
Series 2014-R6, Class 2A11
5.40% 07/26/36
1,4
1,700,000 1,361,196
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(LIBOR USD 1-Month plus 0.93%)
6.08% 01/25/35
2
1,420,815 1,407,609
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
5.33% 05/25/36
1,2
36,892 32,933
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
2,277,580 1,957,173
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(LIBOR USD 1-Month plus 0.78%)
5.93% 01/25/36
2
1,217,923 1,208,131
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(LIBOR USD 1-Month plus 1.13%)
6.28% 11/25/35
2
4,216,171 4,099,992
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
3.91% 08/25/34

51,341 46,268

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
13 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.71% 03/25/61
1,4
$ 3,956,121 $ 3,805,177
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class A1
4.55% 05/25/67
1,4
1,810,564 1,733,974
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 08/25/23)
3.38% 12/25/32 438,417 404,895
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 08/25/23)
3.04% 12/25/36 342,331 270,574
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
3.00% 04/25/37
2
97,642 59,573
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(LIBOR USD 1-Month plus 0.25%)
3.00% 04/25/37
2
1,160,242 694,933
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M1
(SOFR30A plus 1.00%)
6.07% 12/25/41
1,2
1,008,099 996,861
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.18% 09/25/34
4
35,779 32,623
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA2, Class M1B
(SOFR30A plus 2.40%)
7.47% 02/25/42
1,2
2,480,000 2,450,149
GCAT Trust,
Series 2021-NQM5, Class A1
1.26% 07/25/66
1,4
4,133,057 3,243,226
GSAA Home Equity Trust,
Series 2005-9, Class M2
(LIBOR USD 1-Month plus 0.75%)
5.90% 08/25/35
2
2,158,000 2,114,311
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
4.57% 08/25/34
4
7,731 7,685
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 2.00%)
6.15% 10/25/37
2
1,440,314 1,331,231
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
5.78% 11/25/35
2
121,994 118,488
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
6.01% 09/25/34
2
6,857 6,047
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
5.95% 11/25/34
2
$ 19,955 $ 17,894
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.10% 06/25/37
4
467,254 389,800
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 17,983 17,815
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 4,787 4,744
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 38,468 38,343
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
5.44% 07/25/36
2
502,328 500,213
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
4.20% 05/25/37
4
99,169 85,218
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.81% 01/25/34
4
22,559 21,600
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.62%)
5.77% 09/25/37
2
465,983 452,430
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.22% 10/25/32
4
4,252 4,120
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
4.32% 10/25/32
4
15,716 14,876
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
5.51% 06/25/37
2
309,919 284,087
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.50%)
5.65% 06/25/37
2
572,721 526,985
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 279,416 270,124
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
6.08% 07/25/34
2
110,978 106,555

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(LIBOR USD 1-Month plus 1.04%)
6.19% 07/25/35
2
$ 3,347,562 $ 3,223,758
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
5.37% 04/25/37
2
890,463 884,248
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
5.83% 03/25/35
2
1,194,173 1,178,036
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
5.63% 02/25/36
2
293,531 287,501
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.66%)
5.81% 05/25/35
2
7,205 7,174
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 07/25/23)
2.95% 10/25/25
1
2,167,006 2,139,455
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 07/25/23)
2.49% 11/25/26
1
1,370,942 1,282,189
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 07/25/23)
1.79% 07/25/26
1
1,806,369 1,646,790
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/23)
5.56% 06/25/27
1
2,142,224 2,092,018
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
3.41% 10/25/35
1,4
909,530 871,303
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 15,201 13,119
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 5,939 5,096
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.52% 12/25/34
4
11,374 9,668
Saxon Asset Securities Trust,
Series 2007-1, Class A2D
(LIBOR USD 1-Month plus 0.24%)
5.39% 01/25/47
2
4,453,151 4,035,688
Soundview Home Loan Trust,
Series 2005-OPT4, Class M1
(LIBOR USD 1-Month plus 0.69%)
5.84% 12/25/35
2
4,500,000 3,961,002
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
4.51% 10/25/34
4
535,161 497,681
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
5.63% 04/19/35
2
$ 316,759 $ 286,691
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
3.91% 02/25/36
2
220,826 191,065
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
3.68% 05/25/36
4
1,688,446 925,373
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 07/25/23)
2.12% 04/25/51
1
1,143,937 1,043,296
VOLT XCVI LLC,
Series 2021-NPL5, Class A1 (STEP-reset date 07/25/23)
2.12% 03/27/51
1
620,335 583,539
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 1.56%)
6.71% 10/25/45
2
368,172 354,638
62,697,596
U.S. Agency Commercial Mortgage-Backed — 0.31%
Fannie Mae Pool AN2786
2.76% 09/01/36 46,787 39,218
Fannie Mae Pool BL6060
2.46% 04/01/40 1,160,000 833,103
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ42, Class A1
3.90% 07/25/29 2,028,752 1,969,776
2,842,097
U.S. Agency Mortgage-Backed — 14.20%
Fannie Mae Pool 253974
7.00% 08/01/31 644 652
Fannie Mae Pool 527247
7.00% 09/01/26 4 4
Fannie Mae Pool 545191
7.00% 09/01/31 393 398
Fannie Mae Pool 545646
7.00% 09/01/26 3 3
Fannie Mae Pool 549740
6.50% 10/01/27 1,062 1,086
Fannie Mae Pool 630599
7.00% 05/01/32 1,969 1,987
Fannie Mae Pool 655928
7.00% 08/01/32 1,358 1,418
Fannie Mae Pool 735207
7.00% 04/01/34 610 622
Fannie Mae Pool 735861
6.50% 09/01/33 27,725 28,015

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
15 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.38%)
3.76% 03/01/34
2
$ 6,402 $ 6,242
Fannie Mae Pool 776708
5.00% 05/01/34 59,348 59,808
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.56%)
3.81% 12/01/35
2
2,686 2,630
Fannie Mae Pool 889184
5.50% 09/01/36 45,987 47,083
Fannie Mae Pool 890221
5.50% 12/01/33 65,529 66,475
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.27%)
4.64% 05/01/37
2
19,371 18,804
Fannie Mae Pool AL0209
4.50% 05/01/41 183,959 180,834
Fannie Mae Pool CA1710
4.50% 05/01/48 7,888 7,702
Fannie Mae Pool CA1711
4.50% 05/01/48 549,267 536,305
Fannie Mae Pool CA2208
4.50% 08/01/48 7,184 7,015
Fannie Mae Pool FM2318
3.50% 09/01/49 911,670 841,661
Fannie Mae Pool FS1598
2.00% 04/01/52 3,070,427 2,502,541
Fannie Mae Pool FS2646
3.00% 06/01/52 3,444,048 3,038,149
Fannie Mae Pool MA1527
3.00% 08/01/33 12,305 11,530
Fannie Mae Pool MA1561
3.00% 09/01/33 687,432 644,121
Fannie Mae Pool MA1608
3.50% 10/01/33 597,210 570,006
Fannie Mae Pool MA3427
4.00% 07/01/33 5,832 5,652
Fannie Mae Pool MA3537
4.50% 12/01/48 486,688 475,203
Fannie Mae Pool MA3811
3.00% 10/01/49 420,482 367,786
Fannie Mae Pool MA4152
2.00% 10/01/40 2,366,269 2,011,256
Fannie Mae Pool MA4333
2.00% 05/01/41 655,919 557,606
Fannie Mae Pool MA4512
2.50% 01/01/52 2,114,469 1,794,682
Fannie Mae Pool MA4548
2.50% 02/01/52 2,573,206 2,183,711
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 69,388 70,686
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
2,074 2,078
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
5.62% 07/25/37
2
$ 27,912 $ 27,625
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
0.90% 11/25/36
2
491,948 34,607
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 3,142 2,972
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 184,796 165,708
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 22,449 21,545
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 137,489 132,524
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 0.55% Cap)
0.55% 09/25/42
2
6,081,939 101,719
Freddie Mac Gold Pool A25162
5.50% 05/01/34 52,516 53,147
Freddie Mac Gold Pool A33262
5.50% 02/01/35 22,965 23,505
Freddie Mac Gold Pool A68781
5.50% 10/01/37 2,889 2,960
Freddie Mac Gold Pool C03813
3.50% 04/01/42 483,948 452,093
Freddie Mac Gold Pool G01548
7.50% 07/01/32 155,863 163,447
Freddie Mac Gold Pool G01644
5.50% 02/01/34 33,362 34,197
Freddie Mac Gold Pool G02366
6.50% 10/01/36 28,322 29,631
Freddie Mac Gold Pool G08844
5.00% 10/01/48 135,958 135,490
Freddie Mac Gold Pool G15897
2.50% 09/01/31 16,791 15,701
Freddie Mac Gold Pool G16085
2.50% 02/01/32 1,038,387 964,291
Freddie Mac Gold Pool G16524
3.50% 05/01/33 36,500 35,022
Freddie Mac Gold Pool G16756
3.50% 01/01/34 618,182 593,622
Freddie Mac Gold Pool G18581
2.50% 01/01/31 16,203 15,088
Freddie Mac Pool SD7503
3.50% 08/01/49 2,487,468 2,304,363
Freddie Mac Pool SD8199
2.00% 03/01/52 1,661,300 1,354,037

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
$ 275 $ 274
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 12,081 12,056
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
1.01% 06/15/38
2
451,863 32,760
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
1.42% 04/15/42
2
417,506 38,845
Ginnie Mae (TBA)
2.50% 07/15/53 3,900,000 3,376,042
4.50% 07/20/53 4,425,000 4,270,599
5.00% 07/20/53 2,200,000 2,162,016
Ginnie Mae I Pool 782810
4.50% 11/15/39 334,042 326,039
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 07/20/34
2
9,248 8,992
Ginnie Mae II Pool MA4454
5.00% 05/20/47 12,968 13,065
Ginnie Mae II Pool MA4511
4.00% 06/20/47 3,259 3,130
Ginnie Mae II Pool MA4588
4.50% 07/20/47 114,205 112,529
Ginnie Mae II Pool MA4589
5.00% 07/20/47 632,912 637,247
Ginnie Mae II Pool MA4838
4.00% 11/20/47 296,383 284,437
Ginnie Mae II Pool MA4901
4.00% 12/20/47 238,838 229,211
Ginnie Mae II Pool MA5399
4.50% 08/20/48 293,924 287,570
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,537 3,534
Ginnie Mae II Pool MA6030
3.50% 07/20/49 41,875 38,084
Ginnie Mae II Pool MA6080
3.00% 08/20/49 20,988 18,303
Ginnie Mae II Pool MA6209
3.00% 10/20/49 375,162 327,170
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
4.00% 11/26/23
2
335 334
UMBS (TBA)
2.50% 07/01/53 5,125,000 4,343,887
2.50% 08/01/53 850,000 721,504
3.00% 07/01/53 13,475,000 11,860,104
3.00% 08/01/53 450,000 396,510
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.50% 08/01/53 $ 375,000 $ 342,114
4.00% 07/01/53 11,825,000 11,096,092
4.50% 07/01/53 16,850,000 16,199,100
4.50% 08/01/53 10,275,000 9,884,871
5.00% 07/01/53 22,600,000 22,146,235
5.50% 07/01/53 19,350,000 19,263,060
131,142,759
Total Mortgage-Backed
(Cost $233,187,802) 223,508,580
MUNICIPAL BONDS — 1.12%*
California — 0.08%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series G
2.19% 11/01/32 795,000 649,221
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 50,000 51,123
700,344
Florida — 0.05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 263,272
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 245,000 217,186
480,458
Massachusetts — 0.24%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 2,295,000 2,231,409
Michigan — 0.08%
University of Michigan Revenue Bonds, Series C
3.48% 04/01/33 750,000 686,884
New York — 0.67%
City of New York General Obligation, Public Improvements,
Series 2
1.70% 03/01/29 250,000 210,919
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements
6.55% 11/15/31 25,000 26,351
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 1,465,000 1,473,764
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13% 02/01/35 718,000 727,958
5.15% 02/01/36 718,000 728,531
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 590,000 506,549

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
17 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds, Transit
Improvements, Series F
3.03% 02/15/33 $ 1,245,000 $ 1,070,780
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 71,852
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.01% 03/15/30 1,630,000 1,363,039
6,179,743
Pennsylvania — 0.00%
Pennsylvania Economic Development Financing Authority
Revenue Bonds, University of Pittsburgh Medical Center,
Series B
3.20% 11/15/27 40,000 36,778
Total Municipal Bonds
(Cost $11,068,665) 10,315,616
U.S. TREASURY SECURITIES — 38.67%
U.S. Treasury Bonds — 1.33%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.13% 01/15/33
10
6,824,553 6,542,853
1.25% 04/15/28
10
5,962,076 5,768,308
12,311,161
U.S. Treasury Notes — 37.34%
U.S. Treasury Notes
4.00% 06/30/28 167,055,000 166,147,943
4.25% 05/31/25 9,947,000 9,822,468
4.63% 06/30/25 101,015,000 100,557,276
U.S. Treasury Notes (WI)
3.38% 05/15/33 37,074,000 35,759,032
3.63% 05/31/28 33,156,000 32,426,488
344,713,207
Total U.S. Treasury Securities
(Cost $359,866,186) 357,024,368
Total Bonds — 99.07%
(Cost $943,362,809)
914,644,337
Issues Shares Value
COMMON STOCK — 0.04%
Communications — 0.04%
Intelsat Emergence SA
3,5,6
(Luxembourg) 15,249 345,390
Electric — 0.00%
Homer City Holdings LLC
†,5,6
8,014 —
Total Common Stock
(Cost $968,241) 345,390
Issues Shares Value
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,8
(Luxembourg) 1,596 $ —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,8
(Luxembourg) 1,596 —
—
Total Rights
(Cost $–) —
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 12.75%
Money Market Funds — 3.60%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
11,12
366,592 366,592
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
11
32,908,000 32,908,000
33,274,592
U.S. Agency Discount Notes — 1.08%
Federal Home Loan Bank
4.93%
13
08/09/23 $ 10,000,000 9,949,273
U.S. Treasury Bills — 8.07%
U.S. Cash Management Bills
4.90%
13
10/19/23 15,000,000 14,766,233
U.S. Treasury Bills
5.36%
13
10/03/23 8,000,000 7,894,287
5.25%
13
10/26/23 25,000,000 24,585,177
U.S. Treasury Bills (WI)
5.12%
13
08/15/23 27,400,000 27,231,738
74,477,435
Total Short-Term Investments
(Cost $117,725,038) 117,701,300
Total Investments - 111.86%
(Cost $1,062,056,088) 1,032,691,027
Net unrealized appreciation on unfunded commitments
- 0.00% 147
Liabilities in Excess of Other Assets - (11.86)% (109,463,211)
Net Assets - 100.00% $ 923,227,963
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 18
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,104,588, which is 0.23% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $4,062, at an interest rate of 8.70% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
8.00% per annum.
8
Non-income producing security.
9
Security is currently in default with regard to scheduled interest or principal payments.
10
Inflation protected security. Principal amount reflects original security face amount.
11
Represents the current yield as of June 30, 2023.
12
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,547.
13
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
19 / June 2023
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
GBP 22,000 USD 27,415 Citibank N.A. 07/14/23 $ 557
USD 19,856,125 EUR 18,105,000 Citibank N.A. 07/14/23 89,160
89,717
EUR 462,703 USD 505,247 Citibank N.A. 07/06/23 (280)
EUR 569,000 USD 629,284 Citibank N.A. 07/14/23 (8,052)
USD 1,375,292 EUR 1,284,000 Goldman Sachs International 07/14/23 (26,575)
USD 631,568 GBP 506,000 Citibank N.A. 07/14/23 (11,804)
(46,711)
NET UNREALIZED APPRECIATION $ 43,006
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 1,826 09/29/23 $ 371,305,688 $ (5,057,773) $ (5,057,773)
U.S. Treasury Five-Year Note 179 09/29/23 19,169,781 (358,652) (358,652)
U.S. Treasury Ten-Year Ultra Bond 178 09/20/23 21,081,875 (293,433) (293,433)
411,557,344 (5,709,858) (5,709,858)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 83 09/20/23 (11,306,156) (123,551) (123,551)
Euro-Bobl Future 52 09/07/23 (6,564,460) 100,897 100,897
Euro-Bund Future 37 09/07/23 (5,398,682) 66,399 66,399
(23,269,298) 43,745 43,745
TOTAL FUTURES CONTRACTS $ 388,288,046 $ (5,666,113) $ (5,666,113)
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/23
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 1,155 $ 19,662 $ 16,540 $ 3,122
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 20
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
21 / June 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 33,274,592 $ — $ — $ 33,274,592
U.S. Agency Discount Notes — 9,949,273 — 9,949,273
U.S. Treasury Bills 74,477,435 — — 74,477,435
Long-Term Investments:
Asset-Backed Securities — 38,380,492 1,759,198 40,139,690
Bank Loans — 10,990,449 — 10,990,449
Common Stock — — 345,390 345,390
Corporates — 272,665,634 — 272,665,634
Mortgage-Backed Securities — 223,508,580 — 223,508,580
Municipal Bonds — 10,315,616 — 10,315,616
Rights — — — —
U.S. Treasury Securities 344,713,207 12,311,161 — 357,024,368
Unfunded Commitments Appreciation — 147 — 147
Other Financial Instruments
*
Assets:
Credit contracts — 19,662 — 19,662
Foreign currency exchange contracts — 89,717 — 89,717
Interest rate contracts 167,296 — — 167,296
Liabilities:
Foreign currency exchange contracts — (46,711) — (46,711)
Interest rate contracts (5,833,409) — — (5,833,409)
Total $ 446,799,121 $ 578,184,020 $ 2,104,588 $ 1,027,087,729
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 22
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Intermediate Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2023:
INTERMEDIATE
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK
CREDIT
DEFAULT
SWAPS TOTAL
Balance as of
April 1, 2023 $ 1,834,181 $ 396,474 $ 20,902 $ 2,251,557
Accrued discounts/premiums — — (14,988) (14,988)
Realized gain (loss) — — — —
Change in unrealized (depreciation)* (41,583) (51,084) (5,914) (98,581)
Purchases — — — —
Sales (33,400) — — (33,400)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2023
$ 1,759,198 $ 345,390 $ — $ 2,104,588
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(92,667) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
INTERMEDIATE BOND FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $1,759,198 Broker Quote Offered Quote $88.03 $88.03 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $345,390 Third-Party Vendor Vendor Prices $22.65 $22.65 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
INTERMEDIATE BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 $ 4,062 $ 147
Total Unfunded Commitments $ 4,062 $ 147